REPURCHASE AGREEMENTS AND OTHER BORROWINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Repurchase agreements
Carrying amount of debt	$ 12,457,285	$ 12,867,341		$ 12,121,000
Repurchase agreements
Repurchase agreements
Carrying amount of debt	12,457,285	12,867,341
Average daily balance during the year	12,269,626	9,645,729	3,847,580
Average interest rate during the year (as a percent)	0.76%	0.68%	0.27%
Maximum month-end balance during the year	$ 13,787,684	$ 13,197,530	$ 5,033,965
Weighted average interest rate at year end (as a percent)	0.75%	0.73%	0.22%
Repurchase agreements | Minimum
Repurchase agreements
Maturity term	1 day
Repurchase agreements | Maximum
Repurchase agreements
Maturity term	65 months